Schedule of Property, Plant And Equipment Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2020
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer Software, Intangible Asset [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life description	Shorter of estimated useful lives or the term of the lease
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years